TAXES	12 Months Ended
Sep. 30, 2025
TAXES
TAXES

NOTE 9 — TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Singapore

Under Singapore tax laws, the corporate income tax rate varies from year to year. For the years ended September 30, 2025 and 2024, the corporate income tax rate was 17%. Our Singapore subsidiaries applied the tax rate of 17% for its provision for current income and deferred taxes. Net operating losses will be carried forward indefinitely under Singapore profits tax regulation.

Japan

Under Japanese tax laws, the corporate income tax rate varies depending on the size of the taxpayer. For the year ended September 30, 2025, the applicable corporate income tax rate was 15%. Our Japanese subsidiary applied the tax rate of 15% for its provision for current income and deferred taxes. Net operating losses will be carried forward indefinitely under Japanese profits tax regulation.

Hong Kong

Under Hong Kong tax laws, a two-tiered profits tax rate regime applies. The profits tax rate for the first HKD 2 million (approximately $256,000) of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million. For the year ended September 30, 2025, 2024 and 2023, NetClass HK applied the two-tier profits tax rate for its provision for current income and deferred taxes. Net operating losses will be carried forward indefinitely under Hong Kong profits tax regulations.

NOTE 9 — TAXES (Continued)

(a)	Corporate Income Taxes (“CIT”) (Continued)

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemptions may be granted on a case-by-case basis.

According to announcement of the Ministry of Finance and the State Taxation Administration [2022] No.13, which became effective on January 1, 2022 through December 31, 2024, small, low profit enterprises with annual taxable income exceeding RMB 1 million ($141,778) but no more than RMB 3 million ($425,333) are subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

According to announcement of the Ministry of Finance and the State Taxation Administration [2023] No.12, which became effective on August 2, 2023 to December 31, 2027, small, low profit enterprises are subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

For the years ended September 30, 2025, 2024 and 2023, all PRC subsidiaries are small and micro-profit companies as defined and thus are eligible for the above preferential tax rate for small and micro enterprises for the taxable profit less than RMB3 million.

The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since NetClass China was approved as an HNTE beginning December 2019 and renewed in December 2022, NetClass China is entitled to a reduced income tax rate of 15% from 2019 to 2024. However, as the preferential tax rate for small and micro enterprises and the preferential tax rate for high-tech enterprises cannot be used simultaneously. Accordingly, NetClass China uses the tax preferential treatment for small and micro enterprises for the years ended September 30, 2025, 2024 and 2023.

i)	The components of the income tax provision for the years ended September 30, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Current taxes
PRC	$—	$—	$—
Hong Kong	—	—	198,615
Singapore	(38,194)	45,589	—
Japan	18,947	—	—
Total current income tax (benefit) expense	(19,247)	45,589	198,615

Deferred taxes
PRC	633	119,608	58,716
Hong Kong	(62,928)	(78,403)	—
Singapore	(2,680)	(483)	—
Japan	(2,514)	—	—
Total deferred income tax (benefit) expense	(67,489)	40,722	58,716

Total income tax (benefit) expense	$(86,736)	$86,311	$257,331

NOTE 9 — TAXES (Continued)

i)	The components of the income tax provision for the years ended September 30, 2025, 2024 and 2023 are as follows: (Continued)

Income/(loss) before provision for income taxes is attributable to the following geographic locations for the years ended September 30, 2025, 2024 and 2023 was as follows:

	2025	2024	2023
PRC	$(1,077,690)	$(941,937)	$(689,505)
Hong Kong	(762,761)	(950,349)	1,109,065
Singapore	(240,436)	265,329	—
Japan	91,323	—	—
Cayman	(8,963,568)	323,543	—
Total (loss) income before income taxes	$(10,953,132)	$(1,303,414)	$419,560

ii)	The following table reconciles PRC statutory rates to the Company’s effective tax rate for the years ended September 30, 2025, 2024 and 2023

	2025	2024	2023
Income tax (benefit) expense at PRC statutory income tax rate	$(2,738,283)	$(325,853)	$104,890
Impact of different tax rates in other jurisdictions	2,315,830	(21,332)	(94,271)
Effect of PRC preferential tax rate	278,466	266,791	116,831
Effect of change in tax rate	—	—	233,082
Super deduction of qualified R&D expenditures *	(5,277)	(26,306)	(28,390)
Effect of change in valuation allowance	50,952	187,751	(111,786)
Net operating losses expired	11,576	5,096	—
Non-deductible items and other**	—	164	36,975
Income tax (benefit) expense	$(86,736)	$86,311	$257,331
*

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from October 1, 2022 onwards, enterprises engaging in research and development activities are entitled to claim an additional tax deduction amounting to 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year.

**	Non-deductible items and other represent excess expenses and losses not deductible for PRC tax purposes.

The aggregate amount and per share effect of preferential tax rate are as follows:

	2025	2024	2023
The aggregate amount of PRC preferential tax rate	$278,466	$266,791	$116,831
The aggregate effect on basic and diluted net (loss) income per share
- Basic and diluted	(0.02)	(0.02)	(0.01)

NOTE 9 — TAXES (Continued)

iii)

The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities as of September 30, 2025 and 2024:

	2025	2024
Deferred tax assets:
Allowance for credit losses	$72,957	$40,273
Net operating losses	443,732	392,874
Operating lease liabilities	41,239	2,254
Total deferred tax assets	557,928	435,401
Less: Valuation allowance	(264,068)	(215,526)
Total deferred tax assets, net of valuation allowance	293,860	219,875

Deferred tax liabilities:
Effect of temporary difference *	(98,814)	(129,176)
Fair value increment on appraisal of intangible asset on acquisition	(46,562)	—
Operating lease right of use assets	(40,090)	(2,254)
Total deferred tax liabilities	(185,466)	(131,430)
Total deferred tax assets, net	$108,394	$88,445
*	Mainly due to revenue recognition differences.

Valuation allowance movement for the years ended September 30, 2025, 2024 and 2023 is as follows:

	2025	2024	2023
Beginning balance	$215,526	$21,910	$133,333
Additions	57,339	192,863	257
Reversals	(6,396)	(5,111)	(112,043)
Foreign currency translation adjustments	(2,401)	5,864	363
Ending balance	$264,068	$215,526	$21,910

NOTE 9 — TAXES (Continued)

iii)

The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities as of September 30, 2025 and 2024: (Continued)

According to PRC tax regulations, the PRC net operating loss can generally carry forward for five years starting from the year subsequent to the year in which the loss was incurred, and that of high-tech enterprises is no more than 10 years. Carryback of losses is not permitted. As of September 30, 2025 and 2024, the Company had net operating losses of $6,265,398 and $6,050,433, respectively, which will be available to offset future taxable income. If not used, these carryforwards will expire from 2026 through 2031.

The realization of deferred tax assets is dependent upon the generation of taxable income during the periods in which those temporary differences become deductible. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. The valuation allowance is considered on an individual basis. As of September 30, 2025 and 2024, valuation allowances on deferred tax assets are provided because the Company believes that it is more-likely-than-not that certain of the subsidiaries in the PRC will not be able to generate sufficient taxable income in the near future, to realize the deferred tax assets carried-forwards. For the remaining entities, based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets as of September 30, 2025 and 2024.

(b)Taxes payable

Taxes payable consist of the following as of September 30, 2025 and 2024:

	2025	2024
PRC	$92,062	$93,393
Hong Kong	199,894	200,193
Singapore	8,422	47,631
Japan	19,097	—
Total taxes payable	$319,475	$341,217

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2025 and September 30, 2024, the Group did not have any unrecognized uncertain tax positions and does not believe that positions will change over the next 12 months. For the years ended September 30, 2025 and 2024, the Company did not incur any interest and penalties related to potential underpaid income tax expenses. As of September 30, 2025, the tax years ended December 31, 2019 through 2024 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities.